Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Reconciliation Related To Impacts on Consolidated Statement of Other Comprehensive Income, On a Pre-Tax Basis (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Feb. 01, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash flow Hedge AOCI, tax	$ 2,029	$ 1,819
Net investment hedge AOCI,tax	$ 555	$ 466
Cash flow hedges [member] | BOTW Acquisition [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Goodwill recognised as of acquisition date			$ 269